REVENUES BY PRODUCT (Details - Sales by geographic region) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenues	$ 190,724	$ 206,717	$ 194,239
Africa [Member]
Disaggregation of Revenue [Line Items]
Revenues	80,637	56,863	63,231
CHINA
Disaggregation of Revenue [Line Items]
Revenues	17,731	16,629	13,809
INDONESIA
Disaggregation of Revenue [Line Items]
Revenues	22,502	79,645	18,971
VIET NAM
Disaggregation of Revenue [Line Items]
Revenues	9,109	28,663	75,563
PHILIPPINES
Disaggregation of Revenue [Line Items]
Revenues	19,372	3,237	2,053
THAILAND
Disaggregation of Revenue [Line Items]
Revenues	13,119	1,980	1,771
SINGAPORE
Disaggregation of Revenue [Line Items]
Revenues	18,889	8,808	7,102
Other Countries [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 9,365	$ 10,892	$ 11,739